provisions (Tables)	12 Months Ended
Dec. 31, 2019
provisions
Schedule of other provisions

		Asset
		retirement	Employee-	Written put
(millions)	Note	obligation	related	options	Other	Total
As at January 1, 2018		$351	$36	$82	$120	$589
Additions		6	124	184	95	409
Reversal		—	—	(15)	(7)	(22)
Use		(10)	(72)	—	(57)	(139)
Interest effect		(11)	—	10	—	(1)
Effects of foreign exchange, net		—	—	21	—	21
As at December 31, 2018		$336	$88	$282	$151	$857
As at January 1, 2019
As previously reported		$336	$88	$282	$151	$857
IFRS 16, Leases transitional amount	2(c)	—	—	—	(57)	(57)
As adjusted		336	88	282	94	800
Additions		15	64	—	105	184
Reversal		—	—	(17)	(6)	(23)
Use		(5)	(88)	(62)	(69)	(224)
Interest effect [1]		149	—	11	—	160
Effects of foreign exchange, net		—	—	(18)	(1)	(19)
As at December 31, 2019		$495	$64	$196	$123	$878
Current		$11	$59	$191	$27	$288
Non-current		484	5	5	96	590
As at December 31, 2019		$495	$64	$196	$123	$878
(1)

The difference of $138 (2018 – $(22)) between the asset retirement obligation interest effect in this table and the amount included in the amount disclosed in Note 9 is in respect of the change in the discount rates applicable to the provision, such difference being included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17.